Finance income and expenses - Finance expenses (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Finance Income And Expenses [Abstract]
Interest expenses		$ 475.1	$ 467.7	$ 380.8
Adjustments to financial liabilities in respect of cashflows and repayments	[1]			46.0
Losses reclassified to profit or loss on derecognition of debt instruments at fair value through other comprehensive income			0.7	13.6
Net foreign currency exchange rate differences		11.9		1.2
Impairment losses on trade and other receivables		3.6	3.1	5.1
Total finance expenses		490.6	$ 471.5	$ 446.7
Adjustments for increase (decrease) in financial liabilities held for trading		46.0
Adjustments for increase (decrease) in other liabilities		$ 21.0

[1]	In 2023, further to an expiration of related repurchase options, the Company concluded that certain vessels, which were previously subject to a sale and lease back transaction accounted as a secured borrowing, will be redelivered on lease maturity. Accordingly, the Company recorded US$ 46 million as a financial expense for remeasurement of the related liability (and US$ 21 million as a capital loss for derecognizing such liability and the related vessels, all with no cash impact).